OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
OPERATING EXPENSES
Schedule of operating expenses

	Year ended December 31
	2025	2024
Raw materials and consumables	$783,402	$—
Salaries and employee benefits	1,006,200	—
Contractors	2,369,864	—
Repairs and maintenance	121,641	—
Site administration	80,938	—
Depreciation	13,263	—
	4,375,308	—
Change in inventories	1,296,123	—
Total operating expense	$5,671,431	$—